Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal - current provision	$ 6,352	$ 4,067
Federal - deferred provision	73	280
Total Federal provision	6,425	4,347
State - current provision)	795	377
State - deferred provision	37	87
Total state provision	832	464
Total provision for income taxes	$ 7,257	$ 4,811